INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
NOTE 3	-	INVENTORIES

	US dollars
	December 31,
(in thousands)	2013	2012

Finished products	11,733	12,222
Raw materials	2,773	2,525
	14,506	14,747